Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Schedule of Significant Multiemployer Pension Plans

Information on significant multiemployer pension plans in which the Company participates is included in the table below:

		Pension Protection Act of 2006 Certified Zone Status at December 31,			Company's Contributions
Pension Plan Legal Name	Federal Identification Number	2016	2015	Expiration of Collective Bargaining Arrangement with the Company	2016	2015	2014
Seafarers Pension Trust	13-6100329 001	Green	Green	February 28, 2018	$1,102	$1,005	$828